Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

Balance sheet items, except for equity accounts:

	As of March 31, 2025	As of September 30, 2024
RMB to US	US$1=RMB7.2567	US$1=RMB7.0176
JPY to US	US$1=JPY149.9000	US$1=JPY143.2500
HKD to US	US$1=HKD7.7799	US$1=HKD7.7693

Items in the statements of operations and comprehensive income, and statements of cash flows:

	For the six months ended March 31, 2025	For the six months ended March 31, 2024
RMB to US	US$1=RMB7.2308	US$1=RMB7.2064
JPY to US	US$1=JPY152.3937	US$1=JPY148.1735
HKD to US	US$1=HKD7.7771	US$1=HKD7.8172

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets